Income Taxes (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Federal statutory tax rate	21.00%	21.00%	21.00%
Valuation allowance		$ 256,413	$ 148,546	$ 135,046
Net operating loss carryforwards, no expiration		$ 638,270
Taxable income limitation, percentage		80.00%
Net operating loss carryforwards, subject to expiration					$ 80,528
Equity ownership, percentage (in Dollars per share)		$ 0.50
Income tax position percentage (in Dollars per share)		$ 0.50
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards		$ 718,798
Federal [Member] | Research Tax Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforward		4,230
Foreign [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards		113,019
State [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards		518,073
State [Member] | Research Tax Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforward		$ 4,230